Legal Proceedings	12 Months Ended
Dec. 31, 2012
Legal Proceedings [Text Block]
Legal Proceedings
Colonial Grand at Traditions Litigation
As previously disclosed, in early 2007, CRLP and SM Traditions Associates, LLC ("SM") entered into a joint venture to develop the Colonial Grand at Traditions located in Gulf Shores, Alabama. CRLP and SM formed TA-Colonial Traditions LLC (the "Joint Venture"), in which CRLP owns a 35% interest and SM owns a 65% interest. In April 2007, the Joint Venture entered into a construction loan agreement for $34.1 million with Regions Bank ("Regions"). The Trust and SM each guaranteed up to $3.5 million of the principal amount of the loan, for an aggregate of up to $7.0 million. The construction loan, which had a balance of $35.5 million as of June 17, 2011 (including accrued interest), matured by its terms on April 15, 2010. In October 2010, Regions, as the lender, filed a complaint in the Circuit Court of Baldwin County, Alabama seeking appointment of a receiver for the Colonial Grand at Traditions, demanding payment of the outstanding balance under the loan from the Joint Venture and demanding payment on the guarantees from each of the guarantors, including the Trust, together with outstanding interest and other charges on the loan.
On or about December 13, 2010, MTGLQ Investors, L.P. ("MTGLQ") purchased the construction loan from Regions. MTGLQ subsequently transferred all of its interest in the construction loan to MLQ-ELD, L.L.C. ("MLQ"). MLQ initiated foreclosure proceedings with respect to the property in January 2011. Pursuant to an order of the Court entered on May 17, 2011, MLQ was also substituted for Regions with respect to the claims of Regions against the Joint Venture and the guarantors. On June 17, 2011, the Company purchased the outstanding note and related loan documents from MLQ for $21.1 million. The Company was substituted as the plaintiff in the action and the claims originally asserted by Regions against the Trust on the guarantee were dismissed. On August 1, 2011, CRLP acquired the Joint Venture's property through foreclosure.
Separately, in December 2010, SM and the Joint Venture (together, the "JV Parties") filed cross-claims in the Circuit Court of Baldwin County, Alabama against CRLP, the Trust, CPSI and Colonial Construction Services, LLC (collectively, the “Colonial Parties”), in connection with the development and management of the Colonial Grand at Traditions by the Colonial Parties. The JV Parties asserted several claims relating to the Colonial Parties' oversight and involvement in the development and construction of the property, including breach of management and development agreements, material misrepresentation, fraudulent concealment and breach of fiduciary duty. The JV Parties also asserted that the Colonial Parties conspired with Regions in connection with the activities alleged; however, in July 2012, the Court dismissed the conspiracy claims. The JV Parties have made a demand for an accounting of the costs of development and construction and claim damages of at least $13.0 million, plus an unspecified amount of attorney's fees.

On February 1, 2013, a Baldwin County, Alabama jury awarded SM $6.7 million in compensatory damages ($5.0 million for its original investment plus $1.7 million interest) and $6.0 million in punitive damages for a total of $12.7 million.  The jury returned a verdict in favor of SM with respect to the Colonial Parties' claims relating to the guaranty agreement it gave to Regions and in favor of the Joint Venture with respect to the Colonial Parties' claims relating to the construction loan purchased by the Company. The Company believes the verdicts should be vacated or a new trial ordered, and intends to pursue all available post-trial remedies.  However, the Company cannot give any assurance as to the outcome of these efforts. As a result of the jury verdict, the Company recorded an increase to its loss contingency reserve of $12.7 million in the fourth quarter of 2012.  The Company has included in its loss contingency an estimate of probable loss in connection with this matter, but currently cannot reasonably estimate any further possible loss, or any range of reasonably possible loss, in connection with this matter.
Mira Vista at James Island Litigation
As previously disclosed, the Trust and CRLP, along with multiple other parties, are named defendants in lawsuits arising out of alleged construction deficiencies with respect to condominium units at Mira Vista at James Island in Charleston, South Carolina. Mira Vista was acquired by certain of the Company's subsidiaries after the units were constructed and operated as a multifamily rental project. The condominium conversion occurred in 2006 and all 230 units were sold. The lawsuits, one filed on behalf of the condominium homeowners association and one filed by one of the purchasers (purportedly on behalf of all purchasers), were filed in the South Carolina state court, Charleston County, in March 2010, against various parties involved in the development, construction and conversion of the Mira Vista at James Island property, including the contractors, subcontractors, architects, engineers, lenders, the developer, inspectors, product manufacturers and distributors. The plaintiffs are seeking $41.0 million in damages resulting from, among other things, alleged construction deficiencies and misleading sales practices. The lawsuits are currently in discovery. The Company is continuing to investigate the matter and evaluate its options and intends to vigorously defend itself against these claims. No assurance can be given that the matter will be resolved favorably to the Company. The Company has included in its loss contingency an estimate of probable loss in connection with this matter, but currently cannot reasonably estimate any further possible loss, or any range of reasonably possible loss, in connection with this matter.
UCO Litigation
The Company is involved in a contract dispute with a general contractor and three of its officers/managers in connection with construction cost overruns with respect to five for-sale projects which were being developed in a joint venture, CPSI-UCO, LLC. The President of the contractor is affiliated with the Company's joint venture partner.
In connection with the dispute, in January 2008, the contractor and three managers filed a lawsuit in the Circuit Court of Baldwin County against the Trust, CPSI, CPSI-UCO, LLC, CPSI-UCO Grander, LLC, CPSI-UCO Spanish Oaks, LLC; CPSI-UCO Cypress Village I, LLC; CPSI-UCO Cypress Village II, and CPSI Cypress Village III, LLC alleging, among other things, breach of contract, enforcement of a lien against real property, misrepresentation, conversion, declaratory judgment and an accounting of costs, seeking $10.3 million in damages, plus consequential and punitive damages. In December 2011, following a jury trial, the plaintiffs were awarded compensatory damages of approximately $4.8 million for their claims against all defendants and the defendants were awarded compensatory damages of approximately $0.5 million for their claims against the President of the contractor. The jury also found that the contractor breached its contract. In January 2012, the plaintiffs filed post-trial motions, including a request for an amendment to the judgment to add approximately $4.8 million for attorneys' fees, interest and costs. The defendants filed a motion for a new trial and opposed the award of attorney's fees to the plaintiffs. In the fourth quarter 2012, the Company recorded charges of $8.2 million related to a proposed settlement with respect to the UCO litigation. The charges are comprised of an increase in the loss contingency accrual of $4.9 million (in addition to the $3.3 million loss contingency accrual previously recorded with respect to this litigation matter in the fourth quarter 2011) and a $3.3 million non-cash impairment charge on certain for-sale residential lots in the Cypress Village development proposed to be included as part of the settlement. The loss contingency accrual and impairment are reflected in "Impairment, Legal Contingencies and Other Losses" on the Company's Consolidated Statement of Operations and Other Comprehensive Income (Loss). Settlement negotiations between the parties involving the settlement, including transfer of these tracts of land, are continuing. However, no assurance can be given that the such settlement discussions will be successful, that this matter will be resolved in the Company's favor or that additional charges will not be taken in future periods.
Grander Litigation
The Trust, CPSI, Marion Uter, UCO Partners, LLC, UCO Development, LLC, UCO Construction, LLC, UCO, LLC, CPSI-UCO Grander, LLC, and CPSI-UCO, LLC (collectively, the "Colonial Entities") were sued by five individual purchasers of condominium units in The Grander alleging breach of contract, fraud, construction deficiencies and misleading sales practices. In April 2011, an arbitrator awarded rescission rights in favor of the purchasers against CPSI-UCO Grander, LLC. The Company is pursuing post-arbitration appeals, but no prediction of the likelihood or the amount of any resulting loss or recovery can be made at this time, and no assurance can be given that the matter will be resolved favorably. The Company has included in its loss contingency an estimate of probable loss in connection with this matter, but currently cannot reasonably estimate any further possible loss, or any range of reasonably possible loss, in connection with this matter.
Loss Contingencies
The outcomes of the claims, disputes and legal proceedings described or referenced above are subject to significant uncertainty. The Company records an accrual for loss contingencies when a loss is probable and the amount of the loss can be reasonably estimated. The Company reviews these accruals quarterly and makes revisions based on changes in facts and circumstances. When a loss contingency is not both probable and reasonably estimable, the Company does not accrue the loss. However, if the loss (or an additional loss in excess of the accrual) is at least a reasonable possibility and material, then the Company discloses a reasonable estimate of the possible loss, or range of loss, if such reasonable estimate can be made. If the Company cannot make a reasonable estimate of the possible loss, or range of loss, then that is disclosed.
The assessment of whether a loss is probable or a reasonable possibility, and whether the loss or range of loss is reasonably estimable, often involve a series of complex judgments about future events. Among the factors that the Company considers in this assessment, including with respect to the matters disclosed in this Note 20, are the nature of existing legal proceedings and claims, the asserted or possible damages or loss contingency (if reasonably estimable), the progress of the matter, existing law and precedent, the opinions or views of legal counsel and other advisers, the Company's experience in similar matters, the facts available to the Company at the time of assessment, and how the Company intends to respond, or has responded, to the proceeding or claim. The Company's assessment of these factors may change over time as individual proceedings or claims progress. For matters where the Company is not currently able to reasonably estimate a range of reasonably possible loss, the factors that have contributed to this determination include the following: (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, (iii) the matters involve novel or unsettled legal theories or a large or uncertain number of actual or potential cases or parties, and/or (iv) discussions with the parties in matters that are expected ultimately to be resolved through negotiation and settlement have not reached the point where the Company believes a reasonable estimate of loss, or range of loss, can be made. In such instances, the Company believes that there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including a possible eventual loss or business impact, if any.
As of December 31, 2012 and December 31, 2011, the Company's accrual for loss contingencies was $26.8 million and $8.8 million in the aggregate, respectively.